REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue from sales of goods	$ 6,997,617	$ 6,251,442	$ 4,662,312
Revenue from rendering of services	104,453	98,319	70,557
Total	$ 7,102,070	$ 6,349,761	$ 4,732,869